Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.
Organization and nature of operations

Rezolve Group Limited (“Rezolve” or “the Company”) was incorporated in England and Wales on January 5, 2023 and changed its name on June 5, 2023 to Rezolve AI Limited. On March 28, 2025, the Company altered its legal status under English law from a private limited company and re-registered as a public limited company. In connection with the re-registration as a public limited company, the Company changed its name from Rezolve AI Limited to Rezolve AI plc.

Rezolve AI plc is a technology company that builds and sells artificial intelligence-driven commerce and engagement solutions for retailers, brands, manufacturers, banks, and other enterprise customers.

Rezolve completed the following acquisitions during the year ended December 31, 2025, see Note 4 for more information:

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On March 25, 2025, the Company closed the GroupBy acquisition GroupBy Inc., GroupBy International Ltd., GroupBy USA Inc., and GroupBy UK Ltd (together “GroupBy”). GroupBy is an enterprise-grade site search, product discovery, and merchandising solutions provider. GroupBy will both strengthen the Company's market position in transforming digital commerce experiences and extend its North American footprint, opening doors to new growth opportunities and deepening relationships with enterprise clients.
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On February 20, 2025 and March 17, 2025, the Company the Bluedot acquisitions of Bluedot Industries, Inc., Bluedot Industries Pty. Ltd. and Bluedot Innovation Pty. Ltd, together “Bluedot”. Bluedot is a developer of mobile location technology.
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On May 31, 2025, the Company closed the acquisition of Mpower Plus Global Limited. Mpower provides information technology consultancy services through the placement of information technology consultants at customers to fulfill both their local and global information technology needs.
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On June 2, 2025, the Company closed the acquisition of Prediqt Business Solutions Private Limited (“Prediqt”). Prediqt provides technology-enabled services, intelligent business solutions, predictive prowess, AI and analytics to assist businesses in leveraging insights for strategic decision-making.
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On August 7, 2025, the Company closed the acquisition of ViSenze PTE Ltd (“ViSenze”). ViSenze provides commerce search and product discovery solutions for retailers. ViSenze’s artificial intelligence and machine learning platform offers semantic search and product recommendation capabilities that utilize multi-modal data to interpret customer intent and shopping objectives, enabling retailers to enhance product discovery and customer engagement.
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On October 2, 2025, the Company closed the acquisition of Smartpay Digital Services Limitada (“Smartpay”). The Company acquired the assets used in Smartpay’s digital payment platform. Smartpay operates a crypto-based digital payment platform that enables users to generate payment links for multiple cryptocurrencies, including Bitcoin (BTC), Ethereum (ETH), Solana (SOL), Arbitrum, Base, and Binance Coin (BNB). The platform automatically forwards approximately 98% of each transaction to users’ digital wallets or merchant accounts. Smartpay also offers official plugins for WooCommerce and PrestaShop, allowing merchants to accept cryptocurrency payments on their e-commerce websites.
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On October 2, 2025, the Company closed the acquisition of Truther Digital Services Limitada (“Truther”). The Company acquired the assets used in Truther’s digital payment platform. Truther operates an open finance platform that integrates blockchain technology with the traditional financial system. The platform enables users to buy and sell crypto currencies, including USDT, BTC, and VRL, and provides functionality for instant PIX payments, bill payments, ATM withdrawals, and self-custody of digital assets through user-controlled private keys. The platform is designed to facilitate transactions between blockchain-based assets and traditional financial infrastructure in compliance with applicable regulatory requirements.
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On October 9, 2025, the Company closed the acquisition of Subsquid Labs GmbH (“Subsquid”). Subsquid provides Rezolve with a proprietary, distributed blockchain database architecture. Subsquid has also issued a proprietary utility token, SQD tokens, which are purchased by customers and used to access and consume blockchain data and related services made available through Subsquid’s platform. Subsquid also acts as a digital asset treasury function for its SQD token.
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On October 29, 2025, the Company closed the acquisition of Scale Up Commerce Limited (“Scale Up”). Scale Up operates the software platform which provides its customers with tools for analyzing profitability, advertising performance, and automating reimbursement claims against third parties.
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On December 1, 2025, the Company completed the acquisition of Crownpeak Intermediate Holdings, Inc.,(“Crownpeak”). Crownpeak provides enterprise software solutions designed to support digital experience management and product discovery. Its offerings include Fredhopper, an artificial intelligence-driven product discovery and search platform, and FirstSpirit, an enterprise content management system. These solutions enable businesses to maintain control over their digital content, scale their digital operations, and deliver inclusive, accessible, and personalized digital experiences to their customers.
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On December 5, 2025, the Company completed the acquisition of Techouts Solutions India Private Limited (“Techouts India”) and Techouts Inc. (“Techouts US,” and together with Techouts India, the “Techouts Companies” or “Techouts”). Techouts is primarily engaged in software publishing, software consultancy, and software development services. Its activities include the production, supply, and documentation of ready-made (non-customized) software; development of customized software solutions based on customer specifications; software maintenance; and web and application design services.

The mailing address of Rezolve’s registered office is 21 Sackville Street, London, W1S 3DN, United Kingdom.